Notes to consolidated statement of cash flows	12 Months Ended
Dec. 31, 2021
Notes to consolidated statement of cash flows [abstract]
Notes to the consolidated statement of cash flows
34	Notes to the consolidated statement of cash flows

Bank balances and cash comprise the following:

	As at 31 December
	2021	2020	2019

Total bank balances and cash	16,350,332	13,871,523	13,306,139
Less: Restricted cash	795,507	613,631	862,881

Cash and cash equivalents as at year end	15,554,825	13,257,892	12,443,258

34	Notes to consolidated statement of cash flows (continued)

The bank balances and cash of the Group are denominated in the following currencies:

	As at 31 December
	2021	2020	2019

RMB	14,157,467	12,200,948	10,649,660
S$(RMB equivalent)	698,923	776,703	1,243,481
US$(RMB equivalent)	1,338,238	462,560	716,233
Others	155,704	431,312	696,765

Total	16,350,332	13,871,523	13,306,139

During the year, the Group had non-cash additions to right-of-use assets and lease liabilities of RMB3,194 million and RMB3,194 million, respectively, in respect of lease arrangements (2020: RMB2,053 million and RMB2,053 million; 2019: RMB2,234 million and RMB2,234 million).

34	Notes to the consolidated statement of cash flows (continued)

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities:

			Cumulative
			distribution of
			other equity	Lease
	Loans	Bonds	instruments	liabilities	Dividends
Items	(Notes 23, 29)	(Notes 24, 28)	(Note 20)	(Note 40)	payable

As at 1 January 2021	198,196,868	38,063,793	411,458	5,482,346	694,854

(a) Business combination	—	—	—	—	—

(b) Changes from financing cash flows:
Proceeds from new bank loans	201,881,272	—	—	—	—
Repayment of bank loans	(153,146,075)	—	—	—	—
Proceeds from new bonds	—	58,880,393	—	—	—
Repayment of bonds	—	(52,000,000)	—	—	—
Payment of lease liabilities	—	—	—	(1,860,532)	—
Interest paid	(8,694,150)	(1,440,844)	(2,139,222)	—	—
Dividends paid to shareholders of the Company	—	—	—	—	(2,825,657)
Dividends paid to non-controlling interests of the subsidiaries	—	—	—	—	(673,859)
Others	—	(16,070)	—	—	—

(c) Exchange adjustments	(515,687)	(168,214)	—	(58,294)	—

(d) Other changes:
New leases	—	—	—	3,193,836	—
Interest expenses	7,154,229	1,475,918	—	168,053	—
Accrued cumulative distribution of other equity instrument investments	—	—	2,137,420	—	—
Capitalized borrowing costs	1,091,783	—	—	206,191	—
2020 dividends	—	—	—	—	3,846,114
Early termination of lease	—	—	—	(192,233)	—

As at 31 December 2021	245,968,240	44,794,976	409,656	6,939,367	1,041,452

34Notes to the consolidated statement of cash flows (continued)

				Cumulative
				distribution of
				other equity	Lease
	Loans	Bonds	Accrued	instruments	liabilities	Dividends
Items	(Notes 23,29)	(Notes 24,28)	interests	(Note 20)	(Note 40)	payable

As at 1 January 2020	201,142,080	40,312,458	1,276,703	77,106	4,712,670	1,191,036

(a) Business combination	878,997	—	—	—	91,595	—

(b) Changes from financing cash flows:
Proceeds from loans	168,677,805	—	—	—	—	—
Repayment of loans	(171,947,870)	—	—	—	—	—
Proceeds from new bonds	—	24,217,730	—	—	—	—
Repayment of bonds	—	(26,800,000)	—	—	—	—
Payment of lease liabilities	—	—	—	—	(1,297,746)	—
Interest paid	(7,976,843)	(896,587)	(1,276,703)	(1,436,117)	—	—
Dividends paid to shareholders of the Company	—	—	—	—	—	(2,119,243)
Dividends paid to non-controlling interests of the subsidiaries	—	—	—	—	—	(1,702,511)
Others	—	(35,283)	—	—	—	—

(c) Exchange adjustments	(847,434)	(305,256)	—	—	(66,099)	—

(d) Other changes:
New leases	—	—	—	—	2,201,755	—
Interest expenses	7,415,824	1,582,524	—	—	202,264	—
Accrued cumulative distribution of other equity instrument investments	—	—	—	1,770,469	—	—
Capitalized borrowing costs	854,309	—	—	—	73,546	—
2019 dividends	—	—	—	—	—	3,325,572
Early termination of lease	—	—	—	—	(348,242)	—
Other	—	(11,793)	—	—	(87,397)	—

As at 31 December 2020	198,196,868	38,063,793	—	411,458	5,482,346	694,854

34Notes to the consolidated statement of cash flows (continued)

		Loans in			Cumulative	Finance lease
	Loans	disposal	Bonds		distribution	payables/Lease
	(Notes	group held	(Notes	Accrued	of other equity	liabilities	Dividends
Items	23,29)	for sale	24,28)	interests	instruments	(Note 40)	payable

As at 31 December 2018	211,207,782	297,400	41,519,596	1,152,767	8,846	1,442,174	1,267,833
Effect of adoption of IFRS 16	—	—	—	—	—	774,618	—
As at 1 January 2019 (restated)	211,207,782	297,400	41,519,596	1,152,767	8,846	2,216,792	1,267,833

(a) Asset acquisitions	9,418	—	—	—	—	602,257	—

(b) Changes from financing cash flows:
Proceeds from loans	119,800,321	498,000	—	—	—	—	—
Repayment of loans	(130,703,965)	(213,400)	—	—	—	—	—
Proceeds from new bonds	—	—	35,300,000	—	—	—	—
Repayment of bonds	—	—	(36,500,000)	—	—	—	—
Payment of lease liabilities	—	—	—	—	—	(488,015)	—
Interest paid	—	—	(291,040)	(10,732,737)	(617,662)	—	—
Dividends paid to shareholders of the Company	—	—	—	—	—	—	(1,569,809)
Dividends paid to non-controlling interests of the subsidiaries	—	—	—	—	—	—	(1,436,574)
Others	—	—	(29,075)	—	—	—	—

(c) Exchange adjustments	811,524	—	—	—	—	(23,673)	—

(d) Other changes:
New leases	—	—	—	—	—	2,233,736	—
Interest expenses	—	—	314,280	10,276,865	—	171,573	—
Accrued cumulative distribution of other equity instrument investments	—	—	—	—	685,922	—	—
Capitalized borrowing costs	—	—	—	579,808	—	—	—
Dividends relating to 2018	—	—	—	—	—	—	2,929,586
Disposal group held for sale	—	(582,000)	—	—	—	—	—
Others	17,000	—	(1,303)	—	—	—	—

As at 31 December 2019	201,142,080	—	40,312,458	1,276,703	77,106	4,712,670	1,191,036

34Notes to the consolidated statement of cash flows (continued)

The total cash outflow for leases included in the consolidated statement of cash flows is as follows:

	For the year ended 31 December
	2021	2020
Within financing activities*	1,860,532	1,297,746
Total	1,860,532	1,297,746

* During the year, the principal portion of lease liabilities paid was RMB1,486 million (2020: RMB1,022 million).